Financial Risk Review	6 Months Ended
Jun. 30, 2025
Financial Risk Review [Abstract]
Financial risk review
27. Financial risk review
This note presents information about Lifezone’s exposure to financial risks and the group’s management of capital. Lifezone’s risk management is coordinated by its directors and Lifezone does not operate any hedging operations or does not buy or sell any financial derivatives. The most significant financial risks to which Lifezone is exposed are described below.
Market risks
Market risks affecting Lifezone are comprised of credit risk, foreign exchange rate risk, liquidity risk and interest rate risk. Financial instruments affected by market risk include cash and cash equivalents, trade receivables, related party receivables, trade payables, accrued liabilities and convertible debentures.
a)Credit risk
During the six months ended June 30, 2025 and 2024 Lifezone did not have significant external revenues and therefore its credit risk from trade receivables is insignificant.

Set out below is the credit risk exposure of Lifezone’s financial assets as at June 30, 2025 and December 31, 2024.

	June 30, 2025	December 31, 2024
	$	$
Cash and cash equivalents	12,512,058	29,283,942
Deposits	478,825	355,149
Other receivables	453,970	74,027
Related party receivables	-	98,133
Total	13,444,853	29,811,251
b)Liquidity risk
Liquidity risk arises from the possibility that Lifezone will not be able to meet its financial liability obligations as they fall due. Lifezone has historically been supported financially by its shareholders and minority interest partners. Lifezone expects to fund its capital requirements and ongoing operations through current cash reserves, equity, mezzanine, debt funding or monetizing the offtake from the Kabanga Nickel Project.
The table below represents expected timing of payments on trade payables, lease and debt liabilities, excluding provisions.

	June 30, 2025	December 31, 2024
	$	$
<=30 days	4,107,626	5,018,039
30 days - 1 year	6,193,498	587,106
1 - 2 years	4,079,025	8,343,281
More than 2 years	52,921,537	54,727,518
Total	67,301,686	68,675,944
c)Foreign currency risk
Lifezone has assets and liabilities which are denominated in currencies other than USD, its functional currency. Lifezone incurs expenditures in non-U.S. dollar currencies, primarily GBP, AUD and TZS. These transactions are not generally hedged. As a result, the movement of such currencies could adversely affect Lifezone’s results of operations and financial position.
The following table includes assets and liabilities which are denominated in GBP, AUD and TZS :

	June 30, 2025	December 31, 2024
	GBP	GBP
Cash in banks	120,746	155,089
Prepaid expenses	79,021	155,533
Trade and other payables	928,181	890,213

	AUD	AUD
Cash in banks	721,832	1,236,945
Trade receivables	1,039,592	1,308,303
Prepaid expenses	103,247	249,209
Trade and other payables	636,683	916,527

	TZS	TZS
Cash in banks	103,681,250	105,125,420
Sensitivity analysis
The following table demonstrates the estimated sensitivity to a 10% increase (decrease) in USD against the relevant foreign currencies as a result of translating Lifezone's foreign currency denominated monetary assets and liabilities.

	June 30, 2025	December 31, 2024
Effect on Profit	$	$
Change in GBP Rate
10%	100,059	72,742
-10%	(100,059)	(72,742)

Change in AUD Rate
10%	33,156	(116,704)
-10%	(33,156)	116,704

Change in TZS Rate
10%	3,913	(4,282)
-10%	(3,913)	4,282
In management’s opinion, the sensitivity analysis is unrepresentative of the inherent foreign exchange risk as the period end exposure does not reflect the exposure during the period.

d)Interest rate risk
Lifezone is exposed to interest rate risk from the interest it earns on cash and the interest it pays on the convertible debentures as described in Note 21. A 1% increase (decrease) in SOFR rates, with all other variables held constant, would result in an increase (decrease) of approximately $255,533 to interest expense for the six months ended June 30, 2025 ($125,000 for the six months ended June 30, 2024).
Capital management
For the purpose of Lifezone’s capital management, capital includes issued capital, share premium and other equity reserves attributable to the equity holders of Lifezone Metals, as the parent entity of Lifezone. The primary objective of Lifezone’s capital management is to maximize the shareholder value.
Management assesses Lifezone’s capital requirements in order to maintain an efficient overall financing structure while avoiding excessive leverage. Lifezone manages the capital structure and makes adjustments to it in light of changes in economic conditions and the risk characteristics of the underlying assets. In order to maintain or adjust its capital structure, Lifezone expects to fund its capital requirements and ongoing operations through current cash reserves, equity, mezzanine, alternative or debt funding or monetizing the offtake from the Kabanga Nickel Project.